Balance Sheet Details	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Details

4. Balance Sheet Details

Prepaid and other current assets consisted of the following (in thousands):

	September 30, 2020	December 31, 2019
Insurance	$466	$—
Security deposit	81	—
Clinical research	13	50
Other	139	117

Total	$699	$167

Other assets consisted of the following (in thousands):

	September 30, 2020	December 31, 2019
Insurance	$1,016	$—
Other	75	69

Total	$1,091	$69

Accrued liabilities consisted of the following (in thousands):

	September 30, 2020	December 31, 2019
Current portion of finance lease liabilities	$8	$6
Compensation	272	182
Clinical trial and study related costs	161	22
Legal fees	2	169
Other	110	67

Total	$553	$446

Other liabilities consisted of the following (in thousands):

	September 30, 2020	December 31, 2019
Noncurrent portion of finance lease liabilities	$25	$31
Forward purchase contract	290	290

Total	$315	$321

7. Balance Sheet Details

Accrued liabilities consist of the following (in thousands):

	December 31, 2019	December 31, 2018
Current portion of notes payable – related party	$—	$7
Accrued interest – related party	—	2
Current portion of finance lease liabilities	6	25
Accrued compensation	182	86
Other	258	546

Total	$446	$666

Other liabilities consist of the following (in thousands):
	December 31, 2019	December 31, 2018
Noncurrent portion of finance lease liabilities	$31	$7
Forward purchase contract	290	290
Noncurrent portion of deferred rent	—	89

Total	$321	$386